Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and Equipment, net
Total Property and Equipment	¥ 164,560	¥ 158,931
Accumulated depreciation	(91,533)	(75,115)
Total Property and Equipment, net	73,027	83,816		$ 11,192
Depreciation expenses	23,178	23,306	¥ 17,883
Asset impairment charges	0	0	¥ 0
Asset pledged as collateral
Property and Equipment, net
Total Property and Equipment, net	8,090	11,366
Electronic equipment
Property and Equipment, net
Total Property and Equipment	52,597	47,922
Software
Property and Equipment, net
Total Property and Equipment	37,763	32,119
Transportation equipment
Property and Equipment, net
Total Property and Equipment	4,241	4,011
Office equipment
Property and Equipment, net
Total Property and Equipment	8,021	11,734
Leasehold improvements
Property and Equipment, net
Total Property and Equipment	¥ 61,938	¥ 63,145